UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts     02116

(Address of principal executive offices)     (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2013

AEW Real Estate Fund

Portfolio Review page 1

Portfolio of Investments page 10

Financial  Statements page 13

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA	Class A NRFAX
Jeffrey P. Caira	Class B NRFBX
J. Hall Jones, Jr., CFA	Class C NRCFX
Roman Ranocha, CFA	Class N NRFNX
AEW Capital Management, L.P.	Class Y NRFYX

Objective

The Fund seeks to provide investors with above-average income and long-term growth of capital

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (REITs) and/or real estate-related companies (e.g., real estate operating companies).

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Average Annual Total Returns — July 31, 20133

	6 Months	1 Year	5 Years	10 Years	Since Inception

Class A (Inception 12/29/00)
NAV	2.44%	5.92%	6.93%	10.32%	—
With 5.75% Maximum Sales Charge	-3.44	-0.18	5.68	9.67	—

Class B (Inception 12/29/00)
NAV	2.06	5.12	6.13	9.50	—
With CDSC[1]	-2.94	0.37	5.81	9.50	—

Class C (Inception 12/29/00)
NAV	2.05	5.13	6.14	9.50	—
With CDSC[1]	1.05	4.18	6.14	9.50	—

Class N (Inception 5/01/13)
NAV	—	—	—	—	-6.40%

Class Y (Inception 8/31/00)
NAV	2.55	6.19	7.19	10.63	—

Comparative Performance
MSCI US REIT Index[2]	3.39	7.81	7.15	10.34	-6.27

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Chart

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2013 through July 31, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2013	ENDING ACCOUNT VALUE 7/31/2013	EXPENSES PAID DURING PERIOD 2/1/2013 – 7/31/2013
Class A
Actual	$1,000.00	$1,024.40	$6.63	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61	*
Class B
Actual	$1,000.00	$1,020.60	$10.37	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34	*
Class C
Actual	$1,000.00	$1,020.50	$10.37	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34	*
Class N
Actual	$1,000.00	$936.00	$2.90	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01	*
Class Y
Actual	$1,000.00	$1,025.50	$5.37	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.32%, 2.07%, 2.07%, 1.20% and 1.07% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C and Y are equal to the Fund’s annualized expense ratio: 1.32%, 2.07%, 2.07% and 1.07%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.20%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (91), divided by 365 (to reflect the partial period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of

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the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at their meeting held in June 2013. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Trustees noted that while the Fund had performance that lagged that of its peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category; and (3) that the Fund’s long-term performance was competitive when compared to relevant performance benchmarks or peer groups.

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The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund currently has an expense cap in place, although the current expenses of the Fund are below the cap. The Trustees noted that the Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rate and also noted that the Fund’s advisory fee rate was not significantly above its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

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Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board concluded that the existing Agreement should be continued through June 30, 2014.

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Portfolio of Investments – as of July 31, 2013 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
Lodging — 1.0%
43,100	Starwood Hotels & Resorts Worldwide, Inc.	$2,851,065

Real Estate — 2.0%
92,700	Brookfield Office Properties, Inc.	1,569,411
239,500	Forest City Enterprises, Inc., Class A(b)	4,196,040

		5,765,451

Real Estate Investment Trusts — 95.6%
	REITs – Apartments — 16.0%
88,300	American Campus Communities, Inc.	3,391,603
98,100	AvalonBay Communities, Inc.	13,276,854
87,300	BRE Properties, Inc.	4,632,138
84,100	Camden Property Trust	5,932,414
318,700	Equity Residential	17,847,200

		45,080,209

	REITs – Diversified — 11.7%
112,000	American Assets Trust, Inc.	3,628,800
75,900	Armada Hoffler Properties, Inc.	825,033
176,600	DuPont Fabros Technology, Inc.	4,045,906
114,800	EPR Properties	5,783,624
155,500	First Potomac Realty Trust	2,110,135
129,700	Liberty Property Trust	4,955,837
112,500	Retail Properties of America, Inc., Class A	1,585,125
117,200	Vornado Realty Trust	9,939,732

		32,874,192

	REITs – Health Care — 11.7%
22,400	Aviv REIT, Inc.	557,760
258,300	HCP, Inc.	11,331,621
154,200	Health Care REIT, Inc.	9,944,358
166,500	Ventas, Inc.	10,945,710

		32,779,449

	REITs – Hotels — 4.9%
503,700	Host Hotels & Resorts, Inc.	8,996,082
39,200	Pebblebrook Hotel Trust	1,044,680
158,600	RLJ Lodging Trust	3,841,292

		13,882,054

	REITs – Manufactured Homes — 1.5%
112,200	Equity Lifestyle Properties, Inc.	4,318,578

	REITs – Office Property — 12.0%
73,300	Alexandria Real Estate Equities, Inc.	5,021,050
230,900	BioMed Realty Trust, Inc.	4,770,394
115,700	Boston Properties, Inc.	12,374,115
61,300	Douglas Emmett, Inc.	1,533,113
160,400	Kilroy Realty Corp.	8,395,336
88,500	Piedmont Office Realty Trust, Inc., Class A	1,600,965

		33,694,973

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2013 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — 15.3%
136,900	Macerich Co. (The)	$8,494,645
207,600	Simon Property Group, Inc.	33,228,456
19,400	Taubman Centers, Inc.	1,420,468

		43,143,569

	REITs – Shopping Centers — 8.1%
5,800	Acadia Realty Trust	149,524
296,500	DDR Corp.	5,064,220
66,500	Federal Realty Investment Trust	7,004,445
138,100	Ramco-Gershenson Properties Trust	2,139,169
106,600	Regency Centers Corp.	5,621,018
198,400	Retail Opportunity Investments Corp.	2,718,080

		22,696,456

	REITs – Single Tenant — 1.1%
86,100	National Retail Properties, Inc.	3,012,639

	REITs – Storage — 8.2%
152,300	CubeSmart	2,467,260
136,900	Extra Space Storage, Inc.	5,756,645
92,700	Public Storage	14,759,694

		22,983,599

	REITs – Warehouse/Industrials — 5.1%
371,300	ProLogis, Inc.	14,243,068

	Total Real Estate Investment Trusts	268,708,786

	Total Common Stocks (Identified Cost $239,773,756)	277,325,302

Principal Amount
Short-Term Investments — 1.5%
$4,081,083	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2013 at 0.000% to be repurchased at $4,081,083 on 8/01/2013 collateralized by $4,375,000 Federal National Mortgage Association, 2.360% due 12/14/2022 valued at $4,167,188 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,081,083)	4,081,083

	Total Investments — 100.1% (Identified Cost $243,854,839)(a)	281,406,385
	Other Assets Less Liabilities — (0.1)%	(212,622)

	Net Assets — 100.0%	$281,193,763

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2013 (Unaudited)

AEW Real Estate Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2013, the net unrealized appreciation on investments based on a cost of $243,854,839 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,563,439
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,011,893)

	Net unrealized appreciation	$37,551,546

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2013 (Unaudited)

REITs – Apartments	16.0%
REITs – Regional Malls	15.3
REITs – Office Property	12.0
REITs – Diversified	11.7
REITs – Health Care	11.7
REITs – Storage	8.2
REITs – Shopping Centers	8.1
REITs – Warehouse/Industrials	5.1
REITs – Hotels	4.9
Real Estate	2.0
Other Investments, less than 2% each	3.6
Short-Term Investments	1.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2013 (Unaudited)

ASSETS
Investments at cost	$243,854,839
Net unrealized appreciation	37,551,546

Investments at value	281,406,385
Receivable for Fund shares sold	682,301
Receivable for securities sold	919,858
Dividends receivable	68,446

TOTAL ASSETS	283,076,990

LIABILITIES
Payable for securities purchased	949,173
Payable for Fund shares redeemed	557,092
Management fees payable (Note 5)	196,175
Deferred Trustees’ fees (Note 5)	93,518
Administrative fees payable (Note 5)	10,857
Payable to distributor (Note 5d)	5,099
Other accounts payable and accrued expenses	71,313

TOTAL LIABILITIES	1,883,227

NET ASSETS	$281,193,763

NET ASSETS CONSIST OF:
Paid-in capital	$204,840,805
Undistributed net investment income	294,825
Accumulated net realized gain on investments	38,506,587
Net unrealized appreciation on investments	37,551,546

NET ASSETS	$281,193,763

See accompanying notes to financial statements.

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Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$91,089,142

Shares of beneficial interest	4,729,089

Net asset value and redemption price per share	$19.26

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.44

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,016,883

Shares of beneficial interest	52,730

Net asset value and offering price per share	$19.28

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$11,531,901

Shares of beneficial interest	597,811

Net asset value and offering price per share	$19.29

Class N shares:
Net assets	$936

Shares of beneficial interest	50

Net asset value, offering and redemption price per share	$18.54	*

Class Y shares:
Net assets	$177,554,901

Shares of beneficial interest	9,575,521

Net asset value, offering and redemption price per share	$18.54

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended July 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$3,737,166
Interest	114
Less net foreign taxes withheld	(4,635)

3,732,645

Expenses
Management fees (Note 5)	1,294,308
Service and distribution fees (Note 5)	166,107
Administrative fees (Note 5)	71,434
Trustees’ fees and expenses (Note 5)	12,847
Transfer agent fees and expenses (Note 5)	205,186
Audit and tax services fees	30,060
Custodian fees and expenses	15,353
Legal fees	2,453
Registration fees	55,725
Shareholder reporting expenses	30,627
Miscellaneous expenses	8,223

Total expenses	1,892,323
Less waiver and/or expense reimbursement (Note 5)	(5)

Net expenses	1,892,318

Net investment income	1,840,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	39,519,215
Capital gain distributions received (Note 2)	686,152
Net change in unrealized appreciation (depreciation) on:
Investments	(31,155,711)

Net realized and unrealized gain on investments	9,049,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,889,983

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
FROM OPERATIONS:
Net investment income	$1,840,327	$3,910,409
Net realized gain on investments	40,205,367	53,346,463
Net change in unrealized appreciation (depreciation) on investments	(31,155,711)	(14,900,303)

Net increase in net assets resulting from operations	10,889,983	42,356,569

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(453,524)	(581,401)
Class B	(2,025)	(2,292)
Class C	(23,599)	(21,728)
Class N	(3)	—
Class Y	(1,511,351)	(2,800,934)
Net realized capital gains
Class A	(1,213,986)	(5,289,311)
Class B	(21,140)	(109,660)
Class C	(180,691)	(884,974)
Class Y	(3,623,527)	(21,437,481)

Total distributions	(7,029,846)	(31,127,781)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(88,119,462)	(23,131,897)

Net decrease in net assets	(84,259,325)	(11,903,109)
NET ASSETS
Beginning of the period	365,453,088	377,356,197

End of the period	$281,193,763	$365,453,088

UNDISTRIBUTED NET INVESTMENT INCOME	$294,825	$445,000

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Distributions from paid-in capital	Total distributions
Class A
7/31/2013(f)	$19.20	$0.09	$0.39	$0.48	$(0.11)	$(0.31)	$—	$(0.42)
1/31/2013	18.64	0.21	2.11	2.32	(0.17)	(1.59)	—	(1.76)
1/31/2012	16.71	0.14	1.92	2.06	(0.13)	—	—	(0.13)
1/31/2011	12.15	0.12	4.65	4.77	(0.15)	—	(0.06)	(0.21)
1/31/2010	8.32	0.25	3.79	4.04	(0.21)	—	—	(0.21)
1/31/2009	16.96	0.33	(8.25)	(7.92)	(0.32)	(0.40)	—	(0.72)
Class B
7/31/2013(f)	19.21	0.02	0.39	0.41	(0.03)	(0.31)	—	(0.34)
1/31/2013	18.65	0.06	2.13	2.19	(0.04)	(1.59)	—	(1.63)
1/31/2012	16.73	0.02	1.91	1.93	(0.01)	—	—	(0.01)
1/31/2011	12.16	0.02	4.65	4.67	(0.07)	—	(0.03)	(0.10)
1/31/2010	8.29	0.19	3.79	3.98	(0.11)	—	—	(0.11)
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	—	(0.63)
Class C
7/31/2013(f)	19.23	0.02	0.39	0.41	(0.04)	(0.31)	—	(0.35)
1/31/2013	18.67	0.06	2.13	2.19	(0.04)	(1.59)	—	(1.63)
1/31/2012	16.74	0.01	1.93	1.94	(0.01)	—	—	(0.01)
1/31/2011	12.18	0.01	4.66	4.67	(0.08)	—	(0.03)	(0.11)
1/31/2010	8.30	0.18	3.81	3.99	(0.11)	—	—	(0.11)
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	—	(0.63)
Class N
7/31/2013(h)	19.88	0.02	(1.30)	(1.28)	(0.06)	—	—	(0.06)
Class Y
7/31/2013(f)	18.50	0.12	0.36	0.48	(0.13)	(0.31)	—	(0.44)
1/31/2013	18.02	0.25	2.04	2.29	(0.22)	(1.59)	—	(1.81)
1/31/2012	16.16	0.18	1.86	2.04	(0.18)	—	—	(0.18)
1/31/2011	11.76	0.15	4.50	4.65	(0.18)	—	(0.07)	(0.25)
1/31/2010	8.05	0.25	3.70	3.95	(0.24)	—	—	(0.24)
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	—	(0.76)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

17  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)		Gross expenses (%)(e)		Net investment income (%)(e)	Portfolio turnover rate(%)

$19.26	2.44	$91,089	1.32		1.32		0.95	9
19.20	12.92	71,202	1.31		1.31		1.07	35
18.64	12.46	70,123	1.31		1.31		0.84	12
16.71	39.50	68,895	1.40	(g)	1.40	(g)	0.81	9
12.15	49.59	47,908	1.50		1.63		2.49	22
8.32	(48.80)	33,283	1.50		1.52		2.26	30

19.28	2.06	1,017	2.07		2.07		0.25	9
19.21	12.11	1,396	2.06		2.06		0.30	35
18.65	11.53	2,072	2.06		2.06		0.09	12
16.73	38.54	2,711	2.15	(g)	2.15	(g)	0.10	9
12.16	48.53	3,478	2.25		2.39		1.92	22
8.29	(49.23)	3,560	2.25		2.27		1.46	30

19.29	2.05	11,532	2.07		2.07		0.22	9
19.23	12.13	11,158	2.06		2.06		0.32	35
18.67	11.60	9,122	2.06		2.06		0.08	12
16.74	38.41	9,536	2.15	(g)	2.15	(g)	0.08	9
12.18	48.61	8,059	2.25		2.39		1.84	22
8.30	(49.24)	7,248	2.25		2.27		1.52	30

18.54	(6.40)	1	1.20		3.26		0.46	9

18.54	2.55	177,555	1.07		1.07		1.26	9
18.50	13.22	281,698	1.06		1.06		1.32	35
18.02	12.76	296,039	1.07		1.07		1.08	12
16.16	39.80	204,938	1.16	(g)	1.16	(g)	1.01	9
11.76	50.19	73,965	1.25		1.27		2.49	22
8.05	(48.77)	28,847	1.20		1.20		2.74	30

(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended July 31, 2013 (Unaudited).
(g)	Includes fee/expense recovery of 0.01% for Class A, B, C and Y shares.
(h)	From commencement of Class operations on May 1, 2013 through July 31, 2013.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

July 31, 2013 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Effective May 1, 2013, the Fund began offering Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and Class N transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date

19  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2013 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium.

|  20

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.   The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may

21  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the six months ended July 31, 2013, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, and return of capital distributions received. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2013 was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$3,406,355	$27,721,426	$31,127,781

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of

|  22

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2013, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$277,325,302	$—	$—	$277,325,302
Short-Term Investments	—	4,081,083	—	4,081,083

Total	$277,325,302	$4,081,083	$—	$281,406,385

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

23  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

For the six months ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2013, purchases and sales of securities (excluding short-term investments) were $27,568,652 and $112,738,652, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended July 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y
1.50%	2.25%	2.25%	1.20%	1.25%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2013, the management fees for the Fund were $1,294,308 (0.80% of average daily net assets).

For the period ended July 31, 2013, class-specific expenses of $5 have been reimbursed for Class N shares. Expense reimbursements are subject to possible recovery until January 31, 2015.

|  24

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

No expenses were recovered during the six months ended July 31, 2013 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the six months ended July 31, 2013, the service and distribution fees for the Fund were as follows:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$ 101,587	$ 1,586	$ 14,544	$ 4,757	$ 43,633

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets

25  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2013, the administrative fees for the Fund were $71,434.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $170,267.

As of July 31, 2013, the Fund owes NGAM Distribution $5,099 in reimbursements for sub-transfer agent fees.

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended July 31, 2013 amounted to $46,636.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees

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Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees on the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  At July 31, 2013, Natixis US held shares of the Fund representing less than 0.01% of the Fund’s net assets.

6.  Class-Specific Expenses.  For the period from May 1, 2013 through July 31, 2013, the Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$5

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In

27  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2013, the Fund had no borrowings under these agreements.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2013, $2,983 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

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Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,637,364	$32,026,882	1,263,082	$24,533,444
Issued in connection with the reinvestment of distributions	72,987	1,439,693	297,088	5,473,127
Redeemed	(689,949)	(13,570,013)	(1,614,375)	(31,160,520)

Net change	1,020,402	$19,896,562	(54,205)	$(1,153,949)

Class B
Issued from the sale of shares	3,313	$66,264	1,959	$37,929
Issued in connection with the reinvestment of distributions	1,052	21,066	5,593	102,915
Redeemed	(24,312)	(487,572)	(45,997)	(892,027)

Net change	(19,947)	$(400,242)	(38,445)	$(751,183)

Class C
Issued from the sale of shares	47,817	$948,849	164,238	$3,188,857
Issued in connection with the reinvestment of distributions	7,281	145,585	36,030	663,365
Redeemed	(37,615)	(744,035)	(108,488)	(2,107,149)

Net change	17,483	$350,399	91,780	$1,745,073

Class N*
Issued from the sale of shares	50	$1,000	—	$—
Issued in connection with the reinvestment of distributions	— (a)	3	—	—
Redeemed	—	—	—	—

Net change	50	$1,003	—	$—

Class Y
Issued from the sale of shares	2,505,707	$47,495,931	9,714,521	$183,488,281
Issued in connection with the reinvestment of distributions	94,640	1,794,489	401,715	7,133,462
Redeemed	(8,254,792)	(157,257,604)	(11,318,824)	(213,593,581)

Net change	(5,654,445)	$(107,967,184)	(1,202,588)	$(22,971,838)

Increase (decrease) from capital share transactions	(4,636,457)	$(88,119,462)	(1,203,458)	$(23,131,897)

*	From commencement of Class operations on May 1, 2013 through July 31, 2013.
(a)	Amount rounds to less than one share.

29  |

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Natixis Funds Trust IV

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	16,852,728	11,530
Edmond J. English	16,852,804	11,454
David L. Giunta	16,852,704	11,554
Martin T. Meehan	16,852,728	11,530

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name: David L. Giunta Title: President and Chief Executive Officer Date: September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta Title: President and Chief Executive Officer Date: September 20, 2013

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok Title: Treasurer Date: September 20, 2013